Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
Schedule of Other Payables
	As of December 31,
	2023		2024
Accrued payroll and welfare	NT$	7,311	NT$	7,836
Accrued service fee		9,201		82,489
Accrued litigation liabilities (1)		-		22,639
Accrued loan interest		114		107
Payables on equipment		267		-
Total	NT$	16,893	NT$	109,227

(1)	Accrued litigation liabilities represents the liabilities payable related to litigations mentioned in Note 15.